Note 14 - Common Stock and Additional Paid-in Capital (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
	Jan. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Common Stock, Shares, Outstanding, Ending Balance		114,501,033
Follow on Offering Proceeds Net Related Expenses		$ 0	$ 111,224
Common Stock, Dividends, Per Share, Cash Paid		$ 0.10	$ 0.10
Dividends, Preferred Stock, Cash		$ 15,634	$ 12,658
Fourth Quarter 2017 Dividends [Member]
Dividends, Common Stock, Cash			$ 4,583
Common Stock Dividends, Shares			988,841
First Quarter 2018 Dividends [Member]
Dividends, Common Stock, Cash			$ 4,833
Common Stock Dividends, Shares			885,324
Fourth Quarter 2018 Dividends [Member]
Dividends, Common Stock, Cash		$ 6,580
Common Stock Dividends, Shares		961,656
First Quarter 2019 Dividends [Member]
Dividends, Common Stock, Cash		$ 6,867
Common Stock Dividends, Shares		775,947
Common Stock Issued for the Services Agreement [Member]
Stock Issued During Period, Shares, New Issues		299,200		598,400
Common Stock, Par or Stated Value Per Share		$ 0.0001		$ 0.0001
Common Stock Issued for Dividend Reinvestment Plan [Member]
Stock Issued During Period, Shares, New Issues		1,737,603		3,659,845
Common Stock, Par or Stated Value Per Share		$ 0.0001		$ 0.0001
Shares Issued, Price Per Share		$ 5.2697		$ 6.307794
Series E Preferred Stock [Member]
Preferred Stock, Shares Issued, Total	4,600,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001
Sale of Stock, Price Per Share	$ 25
Follow on Offering Proceeds Net Related Expenses	$ 111,224
Series E Preferred Stock [Member] | October 15, 2018 to January 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,551
Preferred Stock, Dividends, Per Share, Cash Paid		$ 0.554688
Series E Preferred Stock [Member] | January 15, 2019 to April 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,551
Preferred Stock, Dividends, Per Share, Cash Paid		$ 0.554688
Series E Preferred Stock [Member] | January 30, 2018 to April 14, 2018 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,126
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.46224
Series B Preferred Stock [Member] | October 15, 2017 to January 14, 2018 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 953
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.476563
Series B Preferred Stock [Member] | January 15, 2018 to April 14, 2018 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 953
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.476563
Series B Preferred Stock [Member] | October 15, 2018 to January 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 953
Preferred Stock, Dividends, Per Share, Cash Paid		$ 0.476563
Series B Preferred Stock [Member] | January 15, 2019 to April 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 953
Preferred Stock, Dividends, Per Share, Cash Paid		$ 0.476563
Series C Preferred Stock [Member] | October 15, 2017 to January 14, 2018 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.53125
Series C Preferred Stock [Member] | January 15, 2018 to April 14, 2018 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.53125
Series C Preferred Stock [Member] | October 15, 2018 to January 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid		$ 0.53125
Series C Preferred Stock [Member] | January 15, 2019 to April 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid		$ 0.53125
Series D Preferred Stock [Member] | October 15, 2017 to January 14, 2018 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.546875
Series D Preferred Stock [Member] | January 15, 2018 to April 14, 2018 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.546875
Series D Preferred Stock [Member] | October 15, 2018 to January 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid		$ 0.546875
Series D Preferred Stock [Member] | January 15, 2019 to April 14, 2019 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid		$ 0.546875